Stock-Based Compensation - Schedule of Stock Option Plans Activity (Detail) - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Outstanding at beginning of year, Shares	3,591	3,092	2,422
Granted, Shares	698	899	700
Exercised, Shares	(183)	(400)	(10)
Canceled, Shares			(20)
Outstanding at end of year, Shares	4,106	3,591	3,092
Options exercisable at end of year, Shares	1,809	1,557	1,531
Outstanding at beginning of year, Weighted - Average Exercise Price	$ 45.32	$ 43.51	$ 42.39
Granted, Weighted - Average Exercise Price	59.07	48.80	47.59
Exercised, Weighted - Average Exercise Price	38.56	39.19	42.34
Canceled, Weighted - Average Exercise Price			50.63
Outstanding at end of period, Weighted - Average Exercise Price	47.96	45.32	43.51
Options exercisable at end of year, Weighted - Average Exercise Price	$ 43.39	$ 40.80	$ 39.35